Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	-	1,112	-	$1,112
Corporate bonds at fair value through other comprehensive income (Note 5)	-	5,488	-	5,488
Dividend preference derivative in TSG (1)	-	-	1,539	1,539
	-	6,600	1,539	$8,139

Liabilities:
Foreign currency derivative contracts	-	67	-	67
Contingent consideration	-	-	13,979	13,979
	-	67	13,979	$14,046

	Fair value measurements
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 5)	-	1,156	-	$1,156
Corporate bonds at fair value through other comprehensive income (Note 5)	-	8,757	-	8,757
Receivables in respect of an embedded derivative transaction	-	-	354	354
Dividend preference derivative in TSG (1)	-	-	2,733	2,733
	$-	$9,913	$3,087	$13,000
Liabilities:
Foreign currency derivative contracts	-	47	-	47
Contingent consideration	-	-	7,047	7,047
	-	47	7,047	$7,094

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.